Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000236997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,006,425	$ 1,000,856	$ 1,036,229	$ 1,084,511	$ 1,103,847	$ 1,047,443	$ 1,062,720	$ 1,135,448	$ 1,199,067	$ 1,241,500
C000236998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,064	10,009	10,362	10,845	11,038	10,485	10,627	11,367	11,991	12,428
C000000727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	10,000		10,064	10,009	10,362	10,845	11,038	10,470	10,590	11,305	11,902	12,312
C000236999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Accumulated Value	9,748		9,811	9,756	10,101	10,572	10,760	10,205	10,282	10,971	11,546	11,923
ICE BofA 1 5 Year U S Corporate And Government C000236997 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,003,900	999,081	1,051,633	1,112,417	1,118,536	1,065,517	1,062,960	1,125,568	1,179,483	1,215,800
Bloomberg U S Aggregate Bond C000236997 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		994,900	986,941	1,066,686	1,174,634	1,166,412	1,060,035	1,024,312	1,076,552	1,112,939	1,143,100
ICE BofA 1 5 Year U S Corporate And Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year U.S. Corporate & Government Index
Accumulated Value	10,000		10,039	9,991	10,516	11,124	11,185	10,655	10,630	11,256	11,795	12,158
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value	$ 10,000		$ 9,949	$ 9,869	$ 10,667	$ 11,746	$ 11,664	$ 10,600	$ 10,243	$ 10,766	$ 11,129	$ 11,431